Long-term Debt (Detail)										2 Months Ended	6 Months Ended	12 Months Ended
	Jul. 10, 2017	May 01, 2017 $ / shares shares	Apr. 01, 2017 USD ($) $ / shares	Dec. 14, 2016 USD ($) Price Days $ / shares	Aug. 22, 2016 USD ($) $ / shares	Jul. 13, 2016 $ / shares shares	May 10, 2016 USD ($) $ / shares shares	Jan. 12, 2016 USD ($) $ / shares shares	May 08, 2013 USD ($) $ / shares shares	Feb. 28, 2017 USD ($) shares	Jun. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Aug. 07, 2017	Mar. 15, 2017 USD ($)	Jul. 29, 2016 $ / shares	Jun. 29, 2016 $ / shares shares
Debt Instrument [Line Items]
Loan, amount									$ 10,000,000		$ 19,100,000
Term for interest only payments									12 months
Fixed coupon rate									8.45%
Term for principal and interest payments									30 months
Cash facility fee percentage									1.00%
Cash final payment percentage									5.50%
Warrant term									7 years			5 years
Number of shares availabe from warrants | shares									9,109
Exercise price | $ / shares						$ 13.00	$ 30.20	$ 28.40	$ 49.4		$ 79.40	$ 79.40	$ 79.40				$ 8.60
Debt instrument, covenant, compensating cash balance											$ 13,200,000
Warrants outstanding, shares | shares											19,557,000	2,570,000	1,116,000	428,000
Senior notes												$ 17,621,702				$ 13,671,702
Senior notes, current												16,397,030
Unamortized discount and debt issuance costs											$ 146,552	1,224,672
Issuance of common stock, value								$ 21,800,000		$ 3,950,000		$ 33,534,000	$ 47,416,000	$ 10,705,000
Issuance of common stock, shares | shares								988,636		3,541,077
Placement agent fee percentage							2.00%
Duration of average market price used for warrant exercise price									20 days
Common stock, shares outstanding | shares		37,435,524									37,435,524	15,190,473	8,095,337
Common stock, shares issued | shares											37,469,274	15,224,223	8,129,087
Outstanding principle											$ 13,171,702	$ 17,621,702
Current portion of long-term debt											13,025,180	16,397,030	$ 4,739,000
Principle redeemed											$ 4,450,000
Shares issued for debt, shares | shares											4,497,466
Common Stock
Debt Instrument [Line Items]
Issuance of common stock, value												$ 0	$ 3,000	$ 1,000
Issuance of common stock, shares | shares						1,400,000						2,872,803	1,607,934	331,650
Secured Debt | Securities Purchase Agreement
Debt Instrument [Line Items]
Term for interest only payments				6 months
Number of shares availabe from warrants | shares							100,000
Exercise price | $ / shares							$ 0.0001
Original issue discount, percent							6.375%
Principle amount of debt							$ 25,530,000
Proceeds from issuance of debt and warrants							23,400,000
Debt instrument, covenant, compensating cash balance							24,000,000
Debt principal that could be redeemed				$ 1,500,000			$ 1,100,000
Common stock trading price threshold for debt redemption | $ / shares				$ 8.00
Debt principal that could be redeemed based on common stock price				$ 2,200,000
Number of elections company can make in 12 month period							3
Debt principal that could be redeemed based on company's elections				$ 2,500,000
Delivery discount percentage				7.50%			7.50%
Number of lowest volume weighted average prices during prior trading days used to compute average | Price				3
Number of trading days | Days				20
Discount to the prior trading day's volume weighted average price				7.50%			7.50%
Duration of average market price used for warrant exercise price							3 days
Minimum price condition (per share) | $ / shares							$ 15.00
Percentage of VWAPs							92.50%
Secured Debt | Amendment Agreement
Debt Instrument [Line Items]
Fixed coupon rate					9.00%
Debt instrument, covenant, compensating cash balance					$ 18,500,000
Debt principal that could be redeemed					$ 1,500,000
Common stock trading price threshold for debt redemption | $ / shares					$ 8.00
Debt principal that could be redeemed based on common stock price					$ 2,200,000
Debt principal that could be redeemed based on company's elections					$ 2,500,000
Price per share that holder can convert outstanding debt balance | $ / shares					$ 12.00
Minimum price condition (per share) | $ / shares					$ 4.00
Final payment of interest					$ 765,900
Maximum prepayment of principle if demanded					$ 18,500,000
Premium on outstanding prepayment amount					10.00%
Secured Debt | 2017 Amendment Agreement
Debt Instrument [Line Items]
Minimum price condition (per share) | $ / shares		$ 0.35
Common stock, shares issued | shares		9,131,868
Number of convertible shares | shares		45,000,000
Secured Debt | Subsequent Event
Debt Instrument [Line Items]
Redemption limit on any given day, percentage of daily dollar trading volume															15.00%
Secured Debt | Subsequent Event | July 2017 Amendment Agreement
Debt Instrument [Line Items]
Delivery discount percentage	20.00%
Percentage of VWAPs	80.00%
Number of days average for exercise price	20 days
Percentage of prior day VMAP	115.00%
Secured Debt | Scenario, Previously Reported [Member] | Securities Purchase Agreement
Debt Instrument [Line Items]
Number of shares availabe from warrants | shares							50,000
Secured Debt | Series A Warrant | Common Stock
Debt Instrument [Line Items]
Exercise price | $ / shares																		$ 8.60
Warrants outstanding, shares | shares																		50,000
Secured Debt | Series A Warrant | Common Stock | First Waiver
Debt Instrument [Line Items]
Redemption payments				$ 1,500,000
Debt instrument, covenant, compensating cash balance				$ 18,500,000	$ 18,500,000
Minimum price condition (per share) | $ / shares			$ 0.30	$ 1.00
Cash in excess of debenture			$ 10,000,000	$ 10,000,000
Daily closing share price appreciation				25.00%
Secured Debt | Series A Warrant | Common Stock | Securities Purchase Agreement
Debt Instrument [Line Items]
Warrant term				5 years
Exercise price | $ / shares				$ 30.20			$ 30.20
Secured Debt | Series A Warrant | Common Stock | Amendment Agreement
Debt Instrument [Line Items]
Exercise price | $ / shares					$ 8.60		$ 8.60
Warrants outstanding, shares | shares							50,000